Property And Equipment	12 Months Ended
Jan. 01, 2012
Property, Plant and Equipment [Abstract]
Property And Equipment
Property and Equipment
Property and equipment consisted of the following:

	January 1,	January 2,
	2012	2011
Land	$23,772	$24,054
Owned buildings	24,340	25,971
Leasehold improvements	203,720	196,606
Equipment	238,840	226,956
Assets subject to capital leases	6,522	6,865
	497,194	480,452
Less accumulated depreciation and amortization	(306,884)	(293,602)
	$190,310	$186,850
Assets subject to capital leases primarily pertain to buildings leased for certain restaurant locations and certain corporate equipment and had accumulated amortization at January 1, 2012 and January 2, 2011 of $5,651 and $5,906, respectively. At January 1, 2012 and January 2, 2011, land of $4,175 and owned buildings of $4,867 were subject to lease financing obligations accounted for under the lease financing method (See Note 9) at both periods. Accumulated depreciation pertaining to owned buildings subject to lease financing obligations at January 1, 2012 and January 2, 2011 was $2,083 and $1,883, respectively.
Depreciation expense for property and equipment associated with continuing operations for the years ended January 1, 2012, January 2, 2011 and January 3, 2010 was $12,255, $11,538 and $10,890, respectively.